Other assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other assets
17.	Other assets

	2019	2018
Current -
Interest receivable	$12,838	$12,534
Other	1,368	1,522

	14,206	14,056
Non-current -
Guarantee deposits	4,121	20,015
Deposits for litigation	10,548	10,672
Other	3,212	3,212

	17,881	33,899

	$32,087	$47,955

Guarantee deposits are mainly amounts paid to fuel suppliers, as required at the inception of the agreements (see note 23).
Deposit for litigation is cash deposited into the escrow account until the related dispute is settled (see note 21).